Net Loss per Share - Schedule of Numerators and Denominators of Basic and Diluted Net Loss per Share Computations (Detail) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Numerator:
Net (loss) income attributable to Ceridian	$ (60.6)	$ 3.3	$ (79.4)
Less: (Loss) income from discontinued operations	(25.8)	(6.0)	12.5
Net loss from continuing operations attributable to Ceridian	(34.8)	9.3	(91.9)
Less: Senior Preferred Stock dividends declared	7.7	20.5	14.1
Net loss from continuing operations attributable to Ceridian available to common stockholders	$ (42.5)	$ (11.2)	$ (106.0)
Denominator:
Weighted-average shares outstanding—basic	114,049,682	65,204,960	64,988,338
Weighted-average shares outstanding—diluted	114,049,682	65,204,960	64,988,338
Net loss per share from continuing operations attributable to Ceridian—basic and diluted	$ (0.37)	$ (0.17)	$ (1.63)
Net (loss) income per share from discontinued operations—basic and diluted	(0.23)	(0.09)	0.19
Net loss per share attributable to Ceridian—basic and diluted	$ (0.60)	$ (0.26)	$ (1.44)